SUBSEQUENT EVENTS (Details Narrative)											12 Months Ended
	Jan. 26, 2016 shares	Dec. 14, 2015 USD ($)	Dec. 14, 2015 EUR (€)	Oct. 21, 2015 shares	Aug. 18, 2015 USD ($)	Jun. 12, 2015 shares	Apr. 15, 2015 shares	Dec. 08, 2014 shares	Sep. 21, 2014 shares	Nov. 20, 2012 shares	Sep. 30, 2015 shares	Dec. 14, 2015 EUR (€)
Number of common stock issued upon new issue (shares) | shares	1,000,000							209,041	280,592	331,859
Palas Promissory Note [Member]
Loan amount					$ 211,041
Helios Loan Agreement [Member]
Amount available under loan agreement					$ 5,612,796
Percentage of financing under loan agreement					90.00%
Percentage of total required investment under loan agreement					80.00%
Number of days after loan closing					90 days
Helios Loan Agreement [Member] | Minimum [Member]
Percentage of total required investment under loan agreement					70.00%
Helios Loan Agreement [Member] | Maximum [Member]
Percentage of total required investment under loan agreement					80.00%
Euro [Member] | Palas Promissory Note [Member]
Loan amount					$ 188,000
Euro [Member] | Helios Loan Agreement [Member]
Amount available under loan agreement					$ 5,000,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares) | shares						8,484,848	1,630,000				1,000,000
Subsequent Event [Member] | Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares) | shares				1,630,000
Subsequent Event - June Subscription Agreement [Member] | Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares) | shares				8,484,848
Subsequent Event [Member] | EBITDA Agreement [Member]
Annual EBITDA guarantee		$ 4,220,823
Monthly EBITDA guarantee		211,041
Subsequent Event [Member] | Euro [Member] | EBITDA Agreement [Member]
Annual EBITDA guarantee | €			€ 3,760,000
Monthly EBITDA guarantee | €			188,000
Subsequent Event [Member] | Kinexia S.p.A. [Member]
Aggregate purchase price		5,837,308
Loan amount - financing purchase price		$ 3,255,422
Percentage acquired		100.00%										100.00%
Percentage of purchase price paid at closing		50.00%										50.00%
Subsequent Event [Member] | Kinexia S.p.A. [Member] | Euro [Member]
Aggregate purchase price | €			€ 5,200,000
Loan amount - financing purchase price | €												€ 2,900,000